FINAL REPORT



                                   SHORT-TERM
                                STRATEGIC INCOME
                                      FUND





                               John Hancock Funds



                                October 22, 1999

              John Hancock Funds - Short-Term Strategic Income Fund

                                    Trustees
                              Dennis S. Aronowitz *
                                Stephen L. Brown
                            Richard P. Chapman, Jr.*
                               William J. Cosgrove
                                Leland O. Erdahl
                               Richard A. Farrell
                                 Maureen R. Ford
                                 Gail D. Fosler
                                William F. Glavin
                                 Anne C. Hodsdon
                                Dr. John A. Moore
                              Patti McGill Peterson
                                 John W. Pratt *
                               Richard S. Scipione
                        * Members of the Audit Committee
                                    Officers
                                Stephen L. Brown
                                    Chairman
                                 Maureen R. Ford
                    Vice Chairman and Chief Executive Officer
                                 Anne C. Hodsdon
                                 President,Chief
                              Operating Officer and
                            Chief Investment Officer
                                 Osbert M. Hood
                          Executive Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer
                                    Custodian
                        State Street Bank & Trust Company
                               225 Franklin Street
                           Boston, Massachusetts 02110
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109


                                  John Hancock Funds - Short-Term Strategic Income Fund

Statement of Assets and Liabilities
October 22, 1999 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

Assets:
    Investments at value - Note C:
      Bonds (cost - $49,924,120)                                                                        $       48,694,627
      Short-term investments (cost - $164,000)                                                                     164,000
                                                                                                          -----------------
                                                                                                                48,858,627
    Cash                                                                                                               263
    Receivable for shares sold                                                                                          10
    Interest receivable                                                                                            845,949
    Other assets                                                                                                     6,223
                                                                                                          -----------------
                                     Total Assets                                                               49,711,072
                                     --------------------------------------------------------------------------------------
Liabilities:
    Payable for forward foreign currency exchange contracts sold - Note A                                           96,498
    Payable for shares repurchased                                                                                   1,985
    Payable to John Hancock Advisers, Inc. and affiliates - Note B                                                  51,109
    Accounts payable and accrued expenses                                                                           41,791
                                                                                                          -----------------
                                     Total Liabilities                                                             191,383
                                     --------------------------------------------------------------------------------------
Net Assets:
    Capital paid-in                                                                                             81,148,547
    Accumulated net realized loss on investments, financial futures contracts and
    foreign currency transactions                                                                              (30,396,737)
    Net unrealized depreciation of investments and foreign currency transactions                                (1,324,120)
    Undistributed net investment income                                                                             91,999
                                                                                                          =================
                                     Net Assets                                                         $       49,519,689
                                     ======================================================================================
Net Asset Value Per Share:
    (Based on net asset values and shares of beneficial  interest  outstanding -
      unlimited number of shares authorized with no par value)
    Class A -                                        $37,103,528 /    4,786,389                         $             7.75
    =======================================================================================================================
    Class B -                                        $12,357,813 /    1,594,169                         $             7.75
    =======================================================================================================================
    Class C ** -                                         $58,348 /        7,527                         $             7.75
    =======================================================================================================================
Maximum Offering Price Per Share*
    Class A - ($7.75 x 103.09%)                                                                         $             7.99
    =======================================================================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

** Class C shares  commenced operations on March 1, 1999.




                       SEE NOTES TO FINANCIAL STATEMENTS



                        John Hancock Funds - Short-Term Strategic Income Fund

Statement of Operations For the period from November 1, 1998 to October 22, 1999
(Unaudited)
------------------------------------------------------------------------------------------------------

Investment Income:
   Dividends                                                                                  $ 7,367
   Interest (including income on securities loaned of $43,049)                              4,108,389
                                                                            --------------------------
                                                                                            4,115,756
                                                                            --------------------------

   Expenses:
   Investment management fee - Note B                                                         388,034
   Distribution and service fee - Note B
    Class A                                                                                   131,230
    Class B                                                                                   147,004
    Class C                                                                                       303
   Transfer agent fee - Note B                                                                120,384
   Custodian fee                                                                               65,663
   Registration and filing fees                                                                41,506
   Accounting and legal services fee - Note B                                                   9,653
   Printing                                                                                     8,616
   Trustees' fees                                                                               3,413
   Auditing fee                                                                                    95
                                                                            --------------------------
              Total Expenses                                                                  915,901
              ----------------------------------------------------------------------------------------
              Net Investment Income                                                         3,199,855
              ----------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments, Financial Futures
Contracts and Foreign Currency Transactions:
 Net realized loss on investments sold                                                     (1,228,286)
 Net realized loss on financial futures contracts                                            (381,723)
 Net realized loss on foreign currency transactions                                           (22,870)
 Change in net unrealized appreciation/depreciation of investments                            394,061
 Change in net unrealized appreciation/depreciation of financial futures contracts            106,460
 Change in net unrealized appreciation/depreciation of foreign currency transactions          (94,221)
              ----------------------------------------------------------------------------------------
              Net Realized and Unrealized Loss on Investments, Financial Futures
              Contracts and Foreign Currency Transactions                                  (1,226,579)
              ----------------------------------------------------------------------------------------
              Net Increase in Net Assets Resulting from Operations                        $ 1,973,276
              ========================================================================================




                       SEE NOTES TO FINANCIAL STATEMENTS


                                                          John Hancock Funds - Short-Term Strategic Income Fund

Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD FROM
                                                                                                              NOVEMBER 1, 1998 TO
                                                                                          YEAR ENDED           OCTOBER 22, 1999
                                                                                       OCTOBER 31, 1998           (UNAUDITED)
                                                                                       ----------------       -------------------

Increase (Decrease) in Net Assets:
From Operations:
                 Net investment income                                                     $4,578,534              $3,199,855
                 Net realized loss on investments sold, financial futures contracts
                 and foreign currency transactions                                         (1,009,513)             (1,632,879)
                 Change in net unrealized appreciation/depreciation of investments
                 and foreign currency transactions                                         (2,547,088)                406,300
                                                                                         ------------            ------------
                           Net Increase in Net Assets Resulting from Operations             1,021,933               1,973,276
                                                                                         ------------            ------------

Distributions to Shareholders:
                 Distributions from net investment income
                           Class A - ($0.4780 and $0.4236 per share, respectively)          (3,22,613)             (2,417,652)
                           Class B - ($0.4230 and $0.3759 per share, respectively)         (1,126,678)               (780,788)
                           Class C ** - (none and $0.2282 per share, respectively)                  -                  (1,415)
                 Distributions in excess of net investment income
                           Class A - ($0.0015 and none per share, respectively)               (10,603)                      -
                           Class B - ($0.0014 and none per share, respectively)                (3,595)                      -
                 Distributions from capital paid-in
                           Class A - ($0.0124 and none per share, respectively)               (85,913)                      -
                           Class B - ($0.0109 and none per share, respectively)               (29,132)                      -
                                                                                         ------------            ------------
                            Total Distributions to Shareholders                            (4,578,534)             (3,199,855)
                                                                                         ------------            ------------

From Fund Share Transactions - Net:*                                                     ($15,963,160)            (19,701,485)
                                                                                         ------------            ------------

Net Assets:
                 Beginning of period                                                       89,967,514              70,447,753
                                                                                         ------------            ------------
                 End of period (including distributions in excess of net investment income of $26,708 and undistributed
                            net investment income of $91,999, respectively)               $70,447,753             $49,519,689
                                                                                         ============            ============


                       SEE NOTES TO FINANCIAL STATEMENTS


                                                                                                           FOR THE PERIOD FROM
                                                                                                           NOVEMBER 1, 1998 TO
                                                                                    YEAR ENDED              OCTOBER 22, 1999
                                                                                 OCTOBER 31, 1998              (UNAUDITED)
                                                                              ------------------------------------------------------
                                                                                SHARES       AMOUNT        SHARES        AMOUNT
                                                                              ------------------------------------------------------

*  Analysis of Fund Share Transactions:

CLASS A
             Shares sold                                                       1,724,135    $14,275,885    897,229     $7,024,534
             Shares issued to shareholders in reinvestment of distributions      216,155      1,771,929    162,193      1,273,318
                                                                              -------------------------   -----------------------
                                                                               1,940,290     16,047,814   1,059,422     8,297,861
             Less shares repurchased                                          (3,273,385)   (26,994,702) (2,645,330)  (20,783,073)
                                                                              -------------------------   -----------------------
             Net decrease                                                     (1,333,095)  ($10,946,888) (1,585,908) ($12,485,212)
                                                                              =========================   =======================

CLASS B
             Shares sold                                                         937,760     $7,634,236     503,573    $3,985,028
             Shares issued to shareholders in reinvestment of distributions       66,168        542,160      45,757       359,756
                                                                              -------------------------   -----------------------
                                                                               1,003,928      8,176,396     549,330     4,344,784
             Less shares repurchased                                          (1,606,600)   (13,192,668) (1,472,589)  (11,620,479)
                                                                              -------------------------   -----------------------
             Net decrease                                                       (602,672)   ($5,016,272)   (923,259)  ($7,275,695)
                                                                              =========================   =======================
CLASS C **
             Shares sold                                                               -              -       7,345       $58,007
             Shares issued to shareholders in reinvestment of distributions            -              -         182         1,415
                                                                              -------------------------   -----------------------
             Net increase                                                              -              -       7,527       $59,422
                                                                              =========================   =======================
Class C shares commenced operations on March 1, 1999.



                       SEE NOTES TO FINANCIAL STATEMENTS


             John Hancock Funds - Short-Term Strategic Income Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FOR THE PERIOD
                                                                               YEAR ENDED OCTOBER 31,             NOVEMBER 1, 1998
                                                                  ---------------------------------------------- TO OCTOBER 22, 1999
                                                                    1994     1995     1996      1997      1998       (UNAUDITED)
                                                                  -------- -------- --------  --------  -------- -------------------
CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period                             $  9.12    $ 8.47   $ 8.41   $ 8.46    $ 8.31       $ 7.92
                                                                 --------  --------  -------  -------  --------     --------
 Net Investment Income                                               0.76(1)   0.77(1)  0.65     0.61(1)   0.49(1)      0.42(1)
 Net Realized and Unrealized Gain (Loss) on Investments,
  Financial Futures Contracts and Foreign Currency Transactions     (0.53)    (0.06)    0.05    (0.15)    (0.39)       (0.17)
                                                                 --------  --------  -------  -------  --------     --------
   Total from Investment Operations                                  0.23      0.71     0.70     0.46      0.10         0.25
                                                                 --------  --------  -------  -------  --------     --------
 Less Distribution:
  Distributions from Net Investment Income                          (0.62)    (0.61)   (0.57)   (0.52)    (0.48)       (0.42)
  Distributions in Excess of Net Investment Income                  (0.04)        -        -    (0.08)    (0.00)(3)        -
  Distributions in Excess of Net Realized Gains on Investments Sold (0.12)        -        -        -         -            -
  Distributions from Capital Paid-In                                (0.10)    (0.16)   (0.08)   (0.01)    (0.01)           -
                                                                 --------  --------  -------  -------  --------     --------
   Total Distributions                                              (0.88)    (0.77)   (0.65)   (0.61)    (0.49)       (0.42)
                                                                 --------  --------  -------  -------  --------     --------

  Net Asset Value, End of Period                                  $  8.47   $  8.41   $ 8.46  $  8.31    $ 7.92       $ 7.75
                                                                 ========  ========  =======  =======  ========     ========
  Total Investment Return at Net Asset Value (2)                    2.64%     8.75%    8.60%    5.55%     1.17%        3.28% (4)

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted)                        $13,091  $ 16,997 $ 49,338 $ 64,059  $ 50,498     $ 37,104
  Ratio of Expenses to Average Net Assets                           1.26%     1.33%    1.48%    1.43%     1.35%        1.37% (5)
  Ratio of Net Investment Income to Average Net Assets              8.71%     9.13%    7.59%    7.22%     5.97%        5.53% (5)
  Portfolio Turnover Rate                                            150%      147%      77%      71%       74%          79%



                        SEE NOTES TO FINANCIAL STATEMENTS



             John Hancock Funds - Short-Term Strategic Income Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FOR THE PERIOD
                                                                               YEAR ENDED OCTOBER 31,             NOVEMBER 1, 1998
                                                                  ---------------------------------------------- TO OCTOBER 22, 1999
                                                                    1994     1995     1996      1997      1998       (UNAUDITED)
                                                                  -------- -------- --------  --------  -------- -------------------
CLASS B
Per Share Operating Performance
 Net Asset Value, Beginning of Period                             $  9.11    $ 8.46   $ 8.40   $ 8.45    $ 8.30       $ 7.92
                                                                 --------  --------  -------  -------  --------     --------
 Net Investment Income                                               0.70(1)   0.70(1)  0.59     0.55(1)   0.44(1)      0.38(1)
 Net Realized and Unrealized Gain (Loss) on Investments,
  Financial Futures Contracts and Foreign Currency Transactions     (0.53)    (0.06)    0.05    (0.15)    (0.38)       (0.17)
                                                                 --------  --------  -------  -------  --------     --------
   Total from Investment Operations                                  0.17      0.64     0.64     0.40      0.06         0.21
                                                                 --------  --------  -------  -------  --------     --------
 Less Distribution:
  Distributions from Net Investment Income                          (0.56)    (0.56)   (0.52)   (0.47)    (0.43)       (0.38)
  Distributions in Excess of Net Investment Income                  (0.04)        -        -    (0.07)    (0.00)(3)        -
  Distributions in Excess of Net Realized Gains on Investments Sold (0.12)        -        -        -         -            -
  Distributions from Capital Paid-In                                (0.10)    (0.14)   (0.07)   (0.01)    (0.01)           -
                                                                 --------  --------  -------  -------  --------     --------
   Total Distributions                                              (0.82)    (0.70)   (0.59)   (0.55)    (0.44)       (0.38)
                                                                 --------  --------  -------  -------  --------     --------

  Net Asset Value, End of Period                                  $  8.46   $  8.40   $ 8.45  $  8.30    $ 7.92       $ 7.75
                                                                 ========  ========  =======  =======  ========     ========
  Total Investment Return at Net Asset Value (2)                    1.93%     7.97%    7.89%    4.83%     0.60%        2.65% (4)

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted)                        $98,390  $ 84,601 $ 48,137 $ 25,908  $ 19,950     $ 12,358
  Ratio of Expenses to Average Net Assets                           1.99%     2.07%    2.12%    2.13%     2.02%        1.99% (5)
  Ratio of Net Investment Income to Average Net Assets              8.00%     8.40%    7.07%    6.51%     5.30%        4.90% (5)
  Portfolio Turnover Rate                                            150%      147%      77%      71%       74%          79%



                        SEE NOTES TO FINANCIAL STATEMENTS





             John Hancock Funds - Short-Term Strategic Income Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment return, key ratios and supplemental data are as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE PERIOD
                                                                         MARCH 1, 1999
                                                                  (COMMENCEMENT OF OPERATION
                                                                      TO OCTOBER 22, 1999
                                                                          (UNAUDITED)
                                                                      -------------------

CLASS C
Per Share Operating Performance
 Net Asset Value, Beginning of Period                                     $    7.82
                                                                          ---------
 Net Investment Income                                                         0.23
 Net Realized and Unrealized Gain (Loss) on Investments,
  Financial Futures Contracts and Foreign Currency Transactions               (0.07)
                                                                          ---------
   Total from Investment Operations                                            0.16
                                                                          ---------
 Less Distribution:
  Distributions from Net Investment Income                                    (0.23)
  Distributions in Excess of Net Investment Income                             -
  Distributions in Excess of Net Realized Gains on Investments Sold            -
  Distributions from Capital Paid-In                                           -
                                                                          ---------
   Total Distributions                                                        (0.23)
                                                                          ---------

  Net Asset Value, End of Period                                          $    7.75
                                                                          =========
  Total Investment Return at Net Asset Value (2)                              2.04% (4)

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted)                                       58
  Ratio of Expenses to Average Net Assets                                     2.10% (5)
  Ratio of Net Investment Income to Average Net Assets                        4.67% (5)
  Portfolio Turnover Rate                                                       79%



(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charge.
(3) Less than $0.01 per share.
(4) Not annualized.
(5) Annualized



                       SEE NOTES TO FINANCIAL STATEMENTS


             John Hancock Funds - Short Term Strategic Income Fund

Schedule of Investments
October 22, 1999 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                INTEREST           PAR VALUE             MARKET
ISSUER, DESCRIPTION                                               RATE          (000'S OMITTED)#         VALUE
-------------------                                               ----          ----------------         -----
BONDS
British Pound Sterling (4.43%)
United Kingdom of Great Britain Treasury,
  Bond 12-07-00                                                   8.000 %              650             $1,101,766
  Bond 06-07-02                                                   7.000                650              1,094,111
                                                                                                     ------------
                                                                                                        2,195,877
                                                                                                     ------------
Canadian Dollar (6.21%)
Government of Canada,
  Bond Ser VR22 03-01-01                                          7.500              3,000              2,074,375
  Bond Ser WE00 09-01-02                                          5.500              1,500                999,797
                                                                                                     ------------
                                                                                                        3,074,172
                                                                                                     ------------

U.S. Dollar (87.69%)
AT&T Corp.,
  Note 03-15-04                                                   5.625             $2,000              1,897,280
Banco de Galicia y Buenos Aires S.A. de C.V., (Argentina),
  Unsub Deb 12-15-00 (R)                                         10.000              1,500              1,530,000
Calpine Corp.,
  Sr Note 02-01-04                                                9.250              2,000              2,020,000
Cinergy Corp.,
  Deb 04-15-04                                                    6.125                500                470,300
CMS Panhandle Holding Co.,
  Sr Note 03-15-04                                                6.125              2,000              1,908,750
Connecticut Light  & Power Co./ West Mass Electric,
  Sec Note 06-05-03 (R)                                           8.590              2,300              2,330,383
Conoco, Inc.,
  Sr Note 04-15-04                                                5.900              2,000              1,914,000
Federal Home Loan Mortgage Corp.,
  15 Yr Giant Mtg Part Cert Pl 2087 07-01-12                      7.000              1,173              1,163,469
Federal National Mortgage Assn.,
  15 Yr Pass Thru Ctf Pl 453 10-01-12                             7.500              3,419              3,442,973
Federative Republic of Brazil, (Brazil),
  Floating Rate Bond Ser A 01-01-01                               6.000 *              646                632,835
Mack-Cali Realty, L.P.,
  Note 03-15-04                                                   7.000              1,000                963,370
Midland Funding Corp. II,
  Deb Ser B 07-23-06                                             13.250              1,000              1,187,060
Niagara Mohawk Power Corp.,
  Sr Note Ser D 10-01-02                                          7.250              1,512              1,511,697
PECO Energy Transition Trust,
  Pass Thru Ctf Ser 1999-A Class A-2 03-01-02                     5.630              1,000                968,750
PEMEX Finance Ltd., (Cayman Islands),
  Note Ser 1A 11-15-03 (R)                                        5.720              1,000                974,470
Regency Centers, L.P.,
  Gtd Note 04-01-04                                               7.400                500                478,170



                       SEE NOTES TO FINANCIAL STATEMENTS


             John Hancock Funds - Short Term Strategic Income Fund

Schedule of Investments
October 22, 1999 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                INTEREST           PAR VALUE             MARKET
ISSUER, DESCRIPTION                                               RATE          (000'S OMITTED)#         VALUE
-------------------                                               ----          ----------------         -----

Republic of Argentina, (Argentina),
  Floating Rate Bond 07-21-03                                    10.150 %*           1,000               $929,000
  Floating Rate Bond Ser FRB 03-31-05                             6.873 *            2,640              2,343,000
Republic of Costa Rica, (Costa Rica),
  Note 05-01-03 (R)                                               8.000                700                693,000
Republic of Panama, (Panama),
  Floating Rate Note 05-10-02                                     6.084 *            1,269              1,234,382
  Note Ser REGS 02-13-02                                          7.875                375                363,750
Sprint Capital Corp,
  Gtd Note 05-01-04                                               5.875              2,000              1,898,020
Telecomunicaciones de Puerto Rico,
  Sr Note 05-15-02 (R)                                            6.150              1,000                979,610
United States Treasury,
  Note 11-15-00                                                   5.750              2,900              2,899,101
  Note 01-31-02                                                   4.500              3,800              3,738,858
  Note 11-30-02                                                   5.750              5,000              4,952,350
                                                                                                     ------------
                                                                                                       43,424,578
                                                                                                     ------------
                                                            TOTAL BONDS
                                                     (Cost $49,924,120)            (98.33%)            48,694,627
                                                                                  --------           ------------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (0.33%)
  Investment in a joint repurchase
    agreement transaction with
    Barclays Bank PLC - Dated 10-22-99
    due 10-25-99 (Secured by U.S. Treasury
    Bonds, 7.250% thru 10.625% due 05-15-18 thru
    08-15-25) - Note A                                            5.020                164                164,000
                                                                                                      -----------
                                            TOTAL SORT-TERM INVESTMENTS             (0.33%)               164,000
                                                                                  --------            -----------
                                                      TOTAL INVESTMENTS            (98.66%)            48,858,627
                                                                                  --------            -----------
                                      OTHER ASSETS AND LIABILITIES, NET             (1.34%)               661,062
                                                                                  --------            -----------
                                                       TOTAL NET ASSETS           (100.00%)           $49,519,689
                                                                                  ========            ===========



                       SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO SCHEDULE OF INVESTMENTS

 * Represents rate in effect on October 22, 1999.

 # Par value of non US$ denominated foreign bonds is expressed in local currency for each country listed.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,507,463 or 13.14% of the Fund's net assets as of October 22, 1999.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.





                       SEE NOTES TO FINANCIAL STATEMENTS

             John Hancock Funds -- Short-Term Strategic Income Fund

Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The Fund primarily invests in bonds issued by companies and governments of other countries. The performance of the Fund is closely tied to the economic condition within the countries in which it invests. The concentration of investments by currency denomination for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various investment categories. The table below shows the percentages of the Fund's investments at October 22, 1999 assigned to the various investment categories.


                                                            MARKET VALUE
                                                               AS A %
                                                              OF FUNDS
INVESTMENT CATEGORIES                                        NET ASSETS
---------------------                                       ------------

Banks-Foreign                                                  3.09%
Finance                                                        1.97
Government-Foreign                                            23.15
Government-U.S.                                               23.41
Government-U.S. Agencies                                       9.30
Oil & Gas                                                      7.72
REIT                                                           2.91
Telecommunications                                             9.64
Utilities                                                     17.14
Short-term Investments                                         0.33
                                                          --------------
                                       TOTAL INVESTMENTS      98.66%
                                                          ==============


                       SEE NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

NOTE A --

ACCOUNTING POLICIES

John Hancock Investment Trust III (the "Trust") (formerly Freedom Investment Trust II) is a diversified open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of five series:
John Hancock Short-Term Strategic Income Fund (the "Fund"), John Hancock Global Fund, John Hancock Mid Cap Growth Fund, John Hancock Large Cap Growth Fund and John Hancock International Fund. The other four series of the Trust are reported in separate financial statements. Prior to June 1, 1999, John Hancock Mid Cap Growth Fund was known as John Hancock Special Opportunities Fund and John Hancock Large Cap Growth Fund was known as John Hancock Growth Fund. The investment objective of the Fund was a high level of current income.

         The Trustees had authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The Trustees authorized the issuance of Class C shares effective March 1, 1999. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bore distribution and service expenses under terms of a distribution plan had exclusive voting rights to that distribution plan.

         On October 13, 1999, the shareholders of the Fund approved a plan of reorganization between the Fund and John Hancock Strategic Income Fund ("Strategic Income Fund") providing for the transfer of substantially all of the assets and liabilities of the Fund to the Strategic Income Fund in exchange solely for shares of beneficial interest of Strategic Income Fund. After this transaction and as of the close of business October 22, 1999, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services, or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below. The Fund could invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes and were accrued, as applicable.

FEDERAL INCOME TAXES The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision was required. For federal income tax purposes, at October 22, 1999, the Fund had $30,396,737 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards were used by the Fund, no capital gain distribution would be made. The Fund's carryforwards expired as follows: October 31, 2000 - $16,879,029, October 31, 2001 - $3,127,414, October 31, 2002 - $2,774,082, October 31, 2003 - $5,103,942,
October 31, 2006 - $1,008,800 and October 31, 2007 - $1,503,470.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities was recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which were accrued as applicable.

         The Fund recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) were calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporated estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

DISCOUNT ON SECURITIES The Fund accreted discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

BANK BORROWINGS The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might have required the untimely disposition of securities. Effective March 12, 1999, the Fund entered into a syndicated line of credit agreement with various banks, and the agreements previously in effect were terminated. This agreement enabled the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks, which permitted borrowings up to $500 million, collectively. Interest was charged to each fund, based on its borrowing. In addition, a commitment fee was charged based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Fund had no borrowing activity for the period ended October 22, 1999.

SECURITIES LENDING The Fund could lend its securities to certain qualified brokers who paid the Fund negotiated lenders fees. These fees were included in interest income. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund bore the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At October 22, 1999, the Fund had no securities on loan.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 5:00 PM, London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments were translated at the rates prevailing at the dates of the transactions.

         The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments.

         Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund could enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involved an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts were marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses were included in the determination of the Fund's daily net assets. The Fund recorded realized gains and losses at the time the forward foreign currency contract was closed out or offset by a matching contract. Risks could arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         These contracts involved market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intended to take delivery of the foreign currency. Such contracts normally involve no market risk if they were offset by the currency amount of the underlying transaction.

         At October 22, 1999, open forward foreign currency exchange contracts were as follows:



                     PRINCIPAL AMOUNT        EXPIRATION         UNREALIZED
CURRENCY           COVERED BY CONTRACT          DATE           DEPRECIATION
--------           -------------------       ----------        ------------

SELLS
Canadian Dollars        4,656,914               DEC 99           $30,877
Pound Sterling          1,385,800               DEC 99            65,621
                                                                 -------
                                                                 $96,498
                                                                 =======

FINANCIAL FUTURES CONTRACTS The Fund could buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tended to increase the Fund's exposure to the underlying instrument. Selling futures tended to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund entered into a financial futures contract, it was required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract was valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker were made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," were recorded by the Fund as unrealized gains or losses.

         When the contracts were closed, the Fund recognized a gain or loss. Risks of entering into futures contracts included the possibility that there may been an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could have been prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

         For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

         At October 22, 1999, there were no open positions in financial futures contracts.

OPTIONS The Fund could enter into option contracts. Listed options were valued at the last quoted sales price on the exchange on which they were primarily traded. Over-the-counter options were valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund was included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability was subsequently marked to market to reflect the current market value of the written option.

         The Fund could use option contracts to manage its exposure to the stock market. Writing puts and buying calls tended to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tended to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

         The maximum exposure to loss for any purchased options were limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure was limited to the change in value of the contract over the period the contract remains open.

         Risks could have arised if counterparties do not perform under the contract's terms ("credit risk"), or if the Fund was unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund would continuously monitor the creditworthiness of all its counterparties.

         At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

         There were no written option transactions for the period ended October 22, 1999.

NOTE B-

MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the investment management contract, the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.65% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.60% of the Fund's average daily net asset value in excess of $500,000,000.

         John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, acted as distributors for shares of the Fund. For the period ended October 22, 1999, net sales charges received with regard to sales of Class A shares amounted to $20,104. Of this amount, $1,390 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $14,880 was paid as sales commissions to unrelated broker-dealers and $3,834 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker dealer (formerly known as John Hancock Distributors). The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Signator Investors.

         Class B shares which were redeemed within four years of purchase (three years for purchases prior to January 1, 1994) were subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 3.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC were paid to JH Funds and were used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended October 22, 1999, the contingent deferred sales charges paid to JH Funds amounted to $51,008.

         Class C shares which were redeemed within one year of purchase were subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended October 22, 1999, there were no contingent deferred sales charges paid to JH Funds.

         In addition, to reimburse the distibutors for the services they provided as distributors of shares of the Fund, the Fund had adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund would make payments to the distributors for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets to reimburse the distibutors for their distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         The Fund had a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund paid transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Maureen R. Ford, Ms. Anne
C. Hodsdon and Mr. Richard S. Scipione were directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund through December 31, 1999. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees could elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

NOTE C-

INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended October 22, 1999, aggregated $36,047,913 and $13,960,203, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies aggregated $10,595,711 and $49,014,119, respectively, during the period ended October 22, 1999.

         The cost of investments owned at October 22, 1999 (including short-term investments) for federal income tax purposes were $50,088,120. Gross unrealized appreciation and depreciation of investments aggregated $72,001 and $1,301,494, respectively, resulting in net unrealized depreciation of $1,229,493.

NOTE D-

RECLASSIFICATION OF ACCOUNTS

During the period ended October 22, 1999, the Fund had reclassified amounts to reflect a decrease in accumulated net realized loss on investments and foreign currency transactions of $22,949, an increase in undistributed net investment income of $118,707 and a decrease in capital paid-in of $141,656. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 22, 1999. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to the treatment of net realized losses on foreign currency transactions in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excluded these adjustments.

TAX INFORMATION NOTICE

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended October 22, 1999.

         With respect to the distribution paid by the Fund for the fiscal year ended October 22, 1999, 0.24% of the distributions qualify for the dividends received deduction available to corporations.

         Shareholders will be mailed a 1999 U.S. Treasury Department Form 1099-DIV in January of 2000. This will reflect the total of all distributions which are taxable for calendar year 1999.

SHAREHOLDER MEETING

On October 13, 1999, a special meeting of the John Hancock Short-Term Strategic Income Fund was held.

         The shareholders approved an Agreement and Plan of Reorganization between the Fund and Strategic Income Fund. The shareholder votes were 3,113,693 FOR, 131,680 AGAINST and 248,291 ABSTAINING.